Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.96%
Communication services: 0.72%
Interactive media & services: 0.40%
Ziff Davis, Inc.†	329,700	$22,152,543
Media: 0.32%
DallasNews Corp.	436,597	1,864,269
Thryv Holdings, Inc.†	795,100	16,180,285
		18,044,554
Consumer discretionary: 6.03%
Automobile components: 0.68%
Atmus Filtration Technologies, Inc.†	398,615	9,363,467
Holley, Inc.†	5,854,852	28,513,129
		37,876,596
Hotels, restaurants & leisure: 2.43%
Denny’s Corp.♠†	4,792,012	52,137,091
Dine Brands Global, Inc.♠	1,000,443	49,671,995
Jack in the Box, Inc.	405,446	33,096,557
		134,905,643
Household durables: 1.26%
Helen of Troy Ltd.†#	581,793	70,286,412
Specialty retail: 0.35%
Academy Sports & Outdoors, Inc.	292,100	19,278,600
Textiles, apparel & luxury goods: 1.31%
Crocs, Inc.†	83,500	7,799,735
Delta Apparel, Inc.♠†	602,202	4,293,700
Levi Strauss & Co. Class A	1,167,048	19,302,974
Steven Madden Ltd.	979,200	41,126,400
		72,522,809
Consumer staples: 9.22%
Beverages: 0.80%
Primo Water Corp.	2,954,689	44,468,069
Food products: 4.58%
J & J Snack Foods Corp.♠	1,020,469	170,561,189
Nomad Foods Ltd.†	3,747,828	63,525,684
Tootsie Roll Industries, Inc.	606,621	20,164,082
		254,250,955
Household products: 3.81%
Central Garden & Pet Co.†	802,222	40,199,345
Central Garden & Pet Co. Class A†	1,280,751	56,404,274
Spectrum Brands Holdings, Inc.#	1,441,487	114,987,418
		211,591,037
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Personal care products: 0.03%
Edgewell Personal Care Co.	44,600	$1,633,698
Energy: 6.95%
Energy equipment & services: 1.61%
Forum Energy Technologies, Inc.†	204,844	4,541,392
Liberty Energy, Inc.	1,675,271	30,389,416
Patterson-UTI Energy, Inc.	5,048,848	54,527,558
		89,458,366
Oil, gas & consumable fuels: 5.34%
Berry Corp.	2,169,286	15,250,080
Callon Petroleum Co.†	469,930	15,225,732
Chord Energy Corp.	352,712	58,631,316
Enerplus Corp.	1,250,000	19,175,000
Magnolia Oil & Gas Corp. Class A	2,489,900	53,009,971
Nordic American Tankers Ltd.	3,319,511	13,941,946
Northern Oil & Gas, Inc.	1,062,870	39,400,591
SM Energy Co.	446,800	17,300,096
Southwestern Energy Co.†	9,895,980	64,818,669
		296,753,401
Financials: 20.26%
Banks: 7.89%
Associated Banc-Corp.	2,221,156	47,510,527
First Hawaiian, Inc.	1,139,858	26,057,154
Hancock Whitney Corp.	1,622,888	78,856,128
Renasant Corp.	1,186,957	39,976,712
SouthState Corp.	915,395	77,305,107
UMB Financial Corp.	1,506,749	125,888,879
Webster Financial Corp.	842,663	42,773,574
		438,368,081
Capital markets: 1.24%
B Riley Financial, Inc.#	240,107	5,039,846
GlassBridge Enterprises, Inc.♠†	1,527	122,160
MidCap Financial Investment Corp.	1,851,286	25,325,593
New Mountain Finance Corp.	2,528,850	32,166,972
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.♠	470,983	5,920,256
		68,574,828
Financial services: 2.57%
Compass Diversified Holdings	20,800	466,960
Compass Diversified Holdings (Acquired 12-18-2023, cost $75,189,000)♦†˃	3,550,000	79,697,500
Euronet Worldwide, Inc.†	308,600	31,319,814
Jackson Financial, Inc. Class A	612,593	31,364,762
		142,849,036
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Insurance: 5.69%
Enstar Group Ltd.†	326,302	$96,046,994
Hanover Insurance Group, Inc.	622,977	75,641,867
National Western Life Group, Inc. Class A	73,277	35,394,257
ProAssurance Corp.	1,092,100	15,060,059
Stewart Information Services Corp.	1,353,702	79,529,992
White Mountains Insurance Group Ltd.	9,400	14,147,094
		315,820,263
Mortgage real estate investment trusts (REITs): 2.87%
AGNC Investment Corp.	5,529,842	54,247,750
Apollo Commercial Real Estate Finance, Inc.	1,760,470	20,667,918
New York Mortgage Trust, Inc.	3,019,601	25,757,196
Two Harbors Investment Corp.	4,222,486	58,819,230
		159,492,094
Health care: 4.82%
Health care equipment & supplies: 1.41%
Enovis Corp.†	538,700	30,177,974
Globus Medical, Inc. Class A†	212,200	11,308,138
Varex Imaging Corp.†	1,792,238	36,740,879
		78,226,991
Health care providers & services: 1.33%
AMN Healthcare Services, Inc.†	150,100	11,239,488
Patterson Cos., Inc.#	1,396,951	39,743,256
Premier, Inc. Class A	1,027,737	22,980,199
		73,962,943
Life sciences tools & services: 0.88%
Azenta, Inc.†#	751,441	48,948,867
Pharmaceuticals: 1.20%
Perrigo Co. PLC	518,451	16,683,753
Prestige Consumer Healthcare, Inc.†	817,126	50,024,454
		66,708,207
Industrials: 29.51%
Building products: 7.31%
CSW Industrials, Inc.	458,400	95,076,744
Griffon Corp.	895,204	54,562,684
Janus International Group, Inc.†	4,428,902	57,797,171
Quanex Building Products Corp.♠#	2,375,880	72,630,652
Simpson Manufacturing Co., Inc.	215,231	42,611,433
UFP Industries, Inc.	665,359	83,535,822
		406,214,506
Commercial services & supplies: 2.37%
ACCO Brands Corp.	4,079,200	24,801,536
Custom Truck One Source, Inc.†	3,475,000	21,475,500
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Ennis, Inc.	1,282,481	$28,099,159
Matthews International Corp. Class A	384,564	14,094,271
Stericycle, Inc.†	73,300	3,632,748
Viad Corp.♠†	1,084,808	39,270,049
		131,373,263
Construction & engineering: 1.94%
API Group Corp.†	2,287,567	79,149,818
MDU Resources Group, Inc.	1,450,874	28,727,305
		107,877,123
Electrical equipment: 1.07%
Atkore, Inc.†#	372,569	59,611,040
Ground transportation: 0.86%
Werner Enterprises, Inc.	1,124,729	47,654,768
Machinery: 11.21%
Alamo Group, Inc.	326,007	68,523,412
Columbus McKinnon Corp.	787,407	30,724,621
Douglas Dynamics, Inc.♠	1,943,521	57,683,703
Franklin Electric Co., Inc.	1,605,769	155,197,574
Gates Industrial Corp. PLC†	2,182,600	29,290,492
Hillenbrand, Inc.	151,200	7,234,920
Hillman Group†	3,622,900	33,366,909
Hillman Solutions Corp.†	2,465,462	22,706,905
Mayville Engineering Co., Inc.♠†	1,623,124	23,405,448
Mueller Industries, Inc.	4,124,180	194,455,087
		622,589,071
Professional services: 3.98%
CBIZ, Inc.†	761,861	47,684,880
Concentrix Corp.	298,500	29,315,685
Korn Ferry	1,129,582	67,040,692
Maximus, Inc.	571,100	47,892,446
Parsons Corp.†	459,916	28,841,332
		220,775,035
Trading companies & distributors: 0.77%
Air Lease Corp.	878,900	36,861,066
Custom Truck One Source, Inc.†	911,809	5,634,980
		42,496,046
Information technology: 4.21%
Electronic equipment, instruments & components: 1.70%
Belden, Inc.	1,089,678	84,177,626
Knowles Corp.†	560,207	10,033,307
		94,210,933
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
IT services: 1.54%
Global Blue Group Holding AG†	4,536,904	$21,459,556
Kyndryl Holdings, Inc.†	2,636,489	54,786,241
Perficient, Inc.†	144,500	9,510,990
		85,756,787
Semiconductors & semiconductor equipment: 0.22%
Diodes, Inc.†	150,000	12,078,000
Software: 0.50%
E2open Parent Holdings, Inc.†	3,152,045	13,837,478
Everbridge, Inc.†	452,500	11,000,275
Synchronoss Technologies, Inc.†	483,357	3,001,647
		27,839,400
Technology hardware, storage & peripherals: 0.25%
Diebold Nixdorf, Inc.†	478,300	13,846,785
Materials: 15.91%
Chemicals: 9.74%
Avient Corp.	3,354,584	139,450,057
Ecovyst, Inc.†	4,168,414	40,725,405
Element Solutions, Inc.	287,592	6,654,879
Innospec, Inc.♠	1,597,594	196,887,485
Mativ Holdings, Inc.♠#	3,387,646	51,864,860
Minerals Technologies, Inc.	352,856	25,162,161
NewMarket Corp.	146,229	79,816,175
		540,561,022
Construction materials: 2.94%
Eagle Materials, Inc.	805,673	163,422,711
Containers & packaging: 3.23%
Myers Industries, Inc.	1,719,277	33,611,866
Silgan Holdings, Inc.	1,816,965	82,217,666
TriMas Corp.♠	2,513,915	63,677,467
		179,506,999
Real estate: 0.97%
Residential REITs : 0.47%
Elme Communities	1,771,009	25,856,731
Retail REITs : 0.50%
Agree Realty Corp.	445,900	28,069,405
Utilities: 0.36%
Electric utilities: 0.36%
IDACORP, Inc.	201,568	19,818,166
Total common stocks (Cost $4,367,673,103)		5,495,731,784
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—December 31, 2023 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,998	$0
Total rights (Cost $0)			0

		Yield
Short-term investments: 1.00%
Investment companies: 1.00%
Allspring Government Money Market Fund Select Class♠∞		5.28%	55,439,810	55,439,810
Total short-term investments (Cost $55,439,810)				55,439,810
Total investments in securities (Cost $4,423,112,913)	99.96%			5,551,171,594
Other assets and liabilities, net	0.04			2,065,008
Total net assets	100.00%			$5,553,236,602

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with a current value of $79,697,500 (original cost of $75,189,000), representing 1.44% of its net assets as of period end.

∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Delta Apparel, Inc.†	$6,624,222	$0	$0	$0	$(2,330,522)	$4,293,700	602,202	$0
Denny’s Corp.†	51,381,890	2,252,000	(244,092)	(17,728)	(1,234,979)	52,137,091	4,792,012	0
Dine Brands Global, Inc.	62,245,237	5,508,558	(1,118,837)	(501,221)	(16,461,742)	49,671,995	1,000,443	1,476,822
Douglas Dynamics, Inc.	59,953,870	1,866,450	0	0	(4,136,617)	57,683,703	1,943,521	1,696,446
GlassBridge Enterprises, Inc.†	13,758	0	0	0	108,402	122,160	1,527	0
Innospec, Inc.	175,472,681	0	(12,523,787)	1,326,193	32,612,398	196,887,485	1,597,594	2,366,104
J & J Snack Foods Corp.	153,057,456	1,057,776	(3,047,960)	(280,937)	19,774,854	170,561,189	1,020,469	2,223,048
Mativ Holdings, Inc.	67,950,618	4,508,087	(1,280,206)	(127,822)	(19,185,817)	51,864,860	3,387,646	1,910,218
Mayville Engineering Co., Inc.†	24,609,406	624,010	(977,611)	(195,503)	(654,854)	23,405,448	1,623,124	0
Quanex Building Products Corp.	60,272,804	0	(13,297,506)	2,779,393	22,875,961	72,630,652	2,375,880	635,899
Trimas Corp.	59,828,319	9,449,482	(146,503)	(20,200)	(5,433,631)	63,677,467	2,513,915	258,652
Viad Corp.†	22,644,911	84,209	(125,709)	(75,435)	16,742,073	39,270,049	1,084,808	0
Westwood Holdings Group, Inc.	5,007,316	251,188	(9,818)	(44,974)	716,544	5,920,256	470,983	204,412
Short-term investments
Allspring Government Money Market Fund Select Class	151,876,865	742,851,683	(839,288,738)	0	0	55,439,810	55,439,810	6,567,556
Investments in affiliates no longer held at end of period
Tupperware Brands Corp.†	2,254,605	0	(1,245,629)	(18,292,322)	17,283,346	0	0	0
				$(15,450,556)	$60,675,416	$843,565,865		$17,339,157
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.†	$32,984,401	$247,727	$(324,917)	$(102,558)	$7,394,692	$40,199,345	802,222	$0
CSW Industrials, Inc.	117,654,677	0	(67,145,609)	41,239,180	3,328,496	95,076,744	458,400	378,774
DallasNews Corp.	1,929,759	0	0	0	(65,490)	1,864,269	436,597	209,567
Ennis, Inc.	26,434,670	661,396	(61,576)	(2,673)	1,067,342	28,099,159	1,282,481	947,031
Mueller Industries, Inc.	$182,532,697	$16,274,649	$(52,266,475)	$26,368,498	$21,545,718	$194,455,087	4,124,180	$1,979,540

†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Azenta, Inc.	Bank of America Securities, Inc.	(250)	$(1,625,000)	$65.00	1-19-2024	$(69,375)
Azenta, Inc.	Bank of America Securities, Inc.	(250)	(1,750,000)	70.00	2-16-2024	(55,000)
B Riley Financial, Inc.	Bank of America Securities, Inc.	(250)	(875,000)	35.00	1-19-2024	(3,125)
B Riley Financial, Inc.	Bank of America Securities, Inc.	(100)	(250,000)	25.00	2-16-2024	(23,000)
Quanex Building Products Corp.	Bank of America Securities, Inc.	(500)	(1,500,000)	30.00	1-19-2024	(71,250)
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 7

Portfolio of investments—December 31, 2023 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
Quanex Building Products Corp.	Bank of America Securities, Inc.	(500)	$(1,500,000)	$30.00	2-16-2024	$(86,250)
Spectrum Brands Holdings, Inc.	Bank of America Securities, Inc.	(100)	(700,000)	70.00	1-19-2024	(100,500)
Put
Atkore, Inc.	Bank of America Securities, Inc.	200	2,400,000	120.00	1-19-2024	(11)
B Riley Financial, Inc.	Bank of America Securities, Inc.	1,000	1,750,000	17.50	1-19-2024	(170,000)
Encore Wire Corp.	Bank of America Securities, Inc.	100	1,750,000	175.00	1-19-2024	(7,500)
Helen of Troy Ltd.	Bank of America Securities, Inc.	100	1,100,000	110.00	2-16-2024	(37,000)
Mativ Holdings, Inc.	Bank of America Securities, Inc.	500	625,000	12.50	1-19-2024	(5,000)
Patterson Companies, Inc.	Bank of America Securities, Inc.	500	1,350,000	27.00	1-19-2024	(10,000)
Patterson Companies, Inc.	Bank of America Securities, Inc.	500	1,250,000	25.00	1-19-2024	(20,494)
Quanex Building Products Corp.	Bank of America Securities, Inc.	250	750,000	30.00	3-15-2024	(35,625)
						$(694,130)
See accompanying notes to portfolio of investments
8 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Small Cap Value Fund | 9

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$40,197,097	$0	$0	$40,197,097
Consumer discretionary	334,870,060	0	0	334,870,060
Consumer staples	511,943,759	0	0	511,943,759
Energy	386,211,767	0	0	386,211,767
Financials	1,045,284,641	79,819,661	0	1,125,104,302
Health care	267,847,008	0	0	267,847,008
Industrials	1,638,590,852	0	0	1,638,590,852
Information technology	233,731,905	0	0	233,731,905
Materials	883,490,732	0	0	883,490,732
Real estate	53,926,136	0	0	53,926,136
Utilities	19,818,166	0	0	19,818,166
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	55,439,810	0	0	55,439,810
Total assets	$5,471,351,933	$79,819,661	$0	$5,551,171,594
Liabilities
Written options	$668,625	$25,505	$0	$694,130
Total liabilities	$668,625	$25,505	$0	$694,130
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2023, $15,475,000 was segregated as cash collateral for open written options.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Special Small Cap Value Fund